PARENT ONLY INFORMATION	12 Months Ended
Dec. 31, 2018
PARENT ONLY INFORMATION
PARENT ONLY INFORMATION

22.         PARENT ONLY INFORMATION

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s deficit in subsidiaries and VIEs were reported as equity in losses of subsidiaries and VIEs in the accompanying parent company financial statements.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to $nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this parent only information, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiary regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of LightInTheBox Holding Co., Ltd.

a.	Condensed Balance Sheets:

	December 31,
	2017	2018
ASSETS
Current assets
Cash and cash equivalents	$1,471	$311
Prepaid expenses and other current assets	452	168
Amounts due from subsidiaries and VIEs	171,148	166,636
TOTAL ASSETS	$173,071	$167,115

LIABILITIES AND EQUITY / (DEFICIT)

Current Liabilities
Convertible promissory notes	—	51,922
Accrued expenses and other current liabilities	3,350	1,880
Deficit of investment in subsidiaries and VIEs	114,251	121,113
TOTAL LIABILITIES	$117,601	$174,915

EQUITY / (DEFICIT)
Ordinary shares	$11	$11
Additional paid-in capital	238,851	239,269
Treasury shares, at cost	(23,907)	(27,261)
Accumulated deficit	(159,286)	(218,887)
Accumulated other comprehensive loss	(199)	(932)
TOTAL EQUITY / (DEFICIT)	55,470	(7,800)
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	$173,071	$167,115

b.	Condensed Statements of Operations and Comprehensive Loss:

	Year ended December 31
	2016	2017	2018
General and administrative	4,385	2,246	1,145
Operating loss	(4,385)	(2,246)	(1,145)
Share of loss from subsidiaries and VIEs	(4,692)	(7,407)	(35,665)
Interest income	354	105	—
Change in fair value of convertible promissory notes	—	—	(22,791)
Loss before income taxes	(8,723)	(9,548)	(59,601)
Income tax expense	—	—	—
Net loss	(8,723)	(9,548)	(59,601)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(270)	380	(733)
Total comprehensive loss	$(8,993)	$(9,168)	$(60,334)

c.	Condensed Statements of Cash Flows:

	Year ended December 31,
	2016	2017	2018

Net loss	(8,723)	(9,548)	(59,601)
Share of loss from subsidiaries and VIEs	4,692	7,407	35,665
Change in fair value of convertible promissory notes	—	—	22,791
Prepaid expenses and other current assets	(344)	112	283
Accrued expenses and other current liabilities	1,267	(126)	(1,469)
Net cash used in operating activities	$(3,108)	$(2,155)	$(2,331)
Changes in amounts due from subsidiaries and VIEs	(51,037)	(23,883)	4,512
Net cash (used in) / provided by investing activities	$(51,037)	$(23,883)	$4,512
Proceeds from private placement and option exercised	75,445	37	13
Repurchase of ordinary shares	(810)	(3,101)	(3,354)
Net cash provided by / (used in) financing activities	$74,635	$(3,064)	$(3,341)
Net increase/ (decrease) in cash and cash equivalents	20,490	(29,102)	(1,160)
Cash and cash equivalents at beginning of the year	10,083	30,573	1,471
Cash and cash equivalents at end of the year	30,573	1,471	311